Capital Management and Risk Policies - Summary of Changes in Loss Allowance Between Beginning and End of Annual Period (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	$ 35,435,411	$ 21,583,240	$ 20,918,952
Inflation effect	(13,370,022)	(9,161,615)	(7,535,219)
New Financial Assets Originated or Purchased	75,020,799	60,532,085
Foreign exchange and other movements	(25,463,002)	(53,624,966)
Loss allowance, Ending Balance	31,223,070	35,435,411	21,583,240
Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	6,825,303	6,193,587	4,830,826
Inflation effect	(2,212,666)	(2,049,186)	(2,193,274)
New Financial Assets Originated or Purchased	123,644,384	125,185,447
Foreign exchange and other movements	1,480,539	(25,224,772)
Loss allowance, Ending Balance	4,228,506	6,825,303	6,193,587
Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	4,814,466	10,711,793	3,555,324
Inflation effect	(1,466,104)	(2,326,959)	(3,045,100)
New Financial Assets Originated or Purchased	358,271,113	336,938,974
Foreign exchange and other movements	(85,450,018)	85,232,200
Loss allowance, Ending Balance	2,514,800	4,814,466	10,711,793
Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	9,275,787	15,233,581	14,847,650
Inflation effect	(3,564,454)	(4,622,044)	(5,580,885)
New Financial Assets Originated or Purchased	96,163,214	72,557,972
Foreign exchange and other movements		466,914
Loss allowance, Ending Balance	9,632,604	9,275,787	15,233,581
12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	7,478,003	8,322,959	7,275,015
Inflation effect	(2,787,886)	(2,933,721)	(2,695,552)
New Financial Assets Originated or Purchased	46,620,123	44,172,674
Foreign exchange and other movements	(23,631,855)	(37,979,751)
Loss allowance, Ending Balance	5,845,144	7,478,003	8,322,959
12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	844,073	725,219	746,808
Inflation effect	(279,331)	(242,606)	(304,907)
New Financial Assets Originated or Purchased	116,677,738	116,070,986
Foreign exchange and other movements	2,005,757	(20,146,986)
Loss allowance, Ending Balance	257,780	844,073	725,219
12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,958,029	1,024,895	1,470,854
Inflation effect	(905,825)	45,359	(591,512)
New Financial Assets Originated or Purchased	349,754,606	330,435,365
Foreign exchange and other movements	(89,758,601)	78,805,131
Loss allowance, Ending Balance	1,465,190	2,958,029	1,024,895
12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	5,596,374	4,157,813	3,851,123
Inflation effect	(2,144,516)	(1,452,514)	(1,469,779)
New Financial Assets Originated or Purchased	89,946,060	70,547,700
Foreign exchange and other movements		664,468
Loss allowance, Ending Balance	5,677,757	5,596,374	4,157,813
Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	19,060,985	3,855,946	6,483,463
Inflation effect	(6,885,567)	(2,869,728)	(2,075,221)
New Financial Assets Originated or Purchased	19,185,358	13,053,985
Foreign exchange and other movements	(3,836,241)	(14,233,527)
Loss allowance, Ending Balance	10,017,080	19,060,985	3,855,946
Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	3,216,373	301,080	783,682
Inflation effect	(1,056,263)	(270,782)	(252,319)
New Financial Assets Originated or Purchased	4,522,166	6,902,688
Foreign exchange and other movements	(854,462)	(4,303,704)
Loss allowance, Ending Balance	1,361,307	3,216,373	301,080
Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	940,522	454,660	216,433
Inflation effect	(297,224)	(19,767)	(146,644)
New Financial Assets Originated or Purchased	8,515,953	6,380,899
Foreign exchange and other movements	4,270,859	437,192
Loss allowance, Ending Balance	319,928	940,522	454,660
Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	889,280	1,446,970	5,154,884
Inflation effect	(356,771)	(439,541)	(1,524,158)
New Financial Assets Originated or Purchased	3,945,482	1,597,963
Foreign exchange and other movements		(58,333)
Loss allowance, Ending Balance	1,257,400	889,280	1,446,970
Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	8,896,423	9,404,335	7,160,474
Inflation effect	(3,696,569)	(3,358,166)	(2,764,446)
New Financial Assets Originated or Purchased	9,215,318	3,305,426
Foreign exchange and other movements	2,005,094	(1,411,688)
Loss allowance, Ending Balance	15,360,846	8,896,423	9,404,335
Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,764,857	5,167,288	3,300,336
Inflation effect	(877,072)	(1,535,798)	(1,636,048)
New Financial Assets Originated or Purchased	2,444,480	2,211,773
Foreign exchange and other movements	329,244	(774,082)
Loss allowance, Ending Balance	2,609,419	2,764,857	5,167,288
Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	915,915	9,232,238	1,868,037
Inflation effect	(263,055)	(2,352,551)	(2,306,944)
New Financial Assets Originated or Purchased	554	122,710
Foreign exchange and other movements	37,724	5,989,877
Loss allowance, Ending Balance	729,682	915,915	9,232,238
Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,790,133	9,628,798	5,841,643
Inflation effect	(1,063,167)	(2,729,989)	(2,586,948)
New Financial Assets Originated or Purchased	2,271,672	412,309
Foreign exchange and other movements		(139,221)
Loss allowance, Ending Balance	2,697,447	2,790,133	9,628,798
Movements with profit and loss impact [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	11,679,357	6,398,814	10,335,595
Changes in PDs/LGDs/EADs	(249,996)	24,775,514	3,644,671
Foreign exchange and other movements	1,473,858	(403,036)	171,677
Movements with profit and loss impact [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,991,241	2,919,443	5,974,838
Changes in PDs/LGDs/EADs	(555,995)	1,908,201	2,005,429
Foreign exchange and other movements	(507,674)	2,358,286	(957,492)
Movements with profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	936,795	1,149,369	1,902,397
Changes in PDs/LGDs/EADs	406,932	4,760,271	185,940
Foreign exchange and other movements	(1,110,750)	251,760	9,226,802
Movements with profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	7,972,866	5,182,719	10,567,899
Changes in PDs/LGDs/EADs	(1,507,436)	1,005,451	612,279
Foreign exchange and other movements	(147,071)
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,115,543	2,092,341	2,568,784
Changes in PDs/LGDs/EADs	386,505	3,638,483	2,074,567
Foreign exchange and other movements	(1,028,066)	(2,033,308)	315,099
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	123,983	723,054	638,257
Changes in PDs/LGDs/EADs	(190,122)	(1,699,225)	1,170,734
Foreign exchange and other movements	(1,367)	1,742,202	(1,106,394)
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	754,252	913,669	1,127,597
Changes in PDs/LGDs/EADs	435,273	2,770,541	(150,815)
Foreign exchange and other movements	(1,391,414)	163,993	(251,024)
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	3,794,799	4,408,653	630,542
Changes in PDs/LGDs/EADs	(1,077,581)	439,257	451,231
Foreign exchange and other movements	(90,131)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,201,186
New Financial Assets Originated or Purchased		1,177,829	1,504,429
Changes in PDs/LGDs/EADs	431,115	16,973,151	1,081,985
Foreign exchange and other movements	(2,657,874)	799,390	(318,922)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	39,082	235,301	201,052
Changes in PDs/LGDs/EADs	(135,997)	2,606,638	75,504
Foreign exchange and other movements	(545,556)	645,777	(31,995)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	182,285	160,383	235,990
Changes in PDs/LGDs/EADs	11,066	623,523	303,422
Foreign exchange and other movements	(22,218)	112,052	(11,664)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,367,217	374,335	2,316,457
Changes in PDs/LGDs/EADs	(135,324)	124,204	(885,019)
Foreign exchange and other movements	(18,046)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	8,362,628	3,128,644	6,262,382
Changes in PDs/LGDs/EADs	(1,067,616)	4,163,880	488,119
Foreign exchange and other movements	5,159,798	830,882	175,500
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	1,828,176	1,961,088	5,135,529
Changes in PDs/LGDs/EADs	(229,876)	1,000,788	759,191
Foreign exchange and other movements	39,249	(29,693)	180,897
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	258	75,317	538,810
Changes in PDs/LGDs/EADs	(39,407)	1,366,207	33,333
Foreign exchange and other movements	302,882	(24,285)	9,489,490
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,810,850	399,731	7,620,900
Changes in PDs/LGDs/EADs	(294,531)	441,990	1,046,067
Foreign exchange and other movements	(38,894)
Other movements with no profit and loss impact [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(3,745,538)	(7,757,506)	(5,952,436)
Other movements with no profit and loss impact [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(1,311,703)	(4,505,028)	(3,466,740)
Other movements with no profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(1,066,539)	(9,731,768)	(1,113,570)
Other movements with no profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(2,397,088)	(7,523,920)	(5,213,362)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(583,205)	(1,563,201)	(981,403)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(304,444)	(363,172)	(402,595)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(503,575)	(1,877,328)	(650,042)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(575,860)	(2,054,074)	(397,922)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(826,141)	(1,080,839)	(2,367,250)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(151,176)	(407,817)	(450,040)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(67,659)	(447,651)	(156,092)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(260,309)	(249,571)	(928,832)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(2,336,192)	(5,113,466)	(2,603,783)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(856,083)	(3,734,039)	(2,614,105)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(495,305)	(7,406,789)	(307,436)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs and other movements	(1,560,919)	(5,220,275)	(3,886,608)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	12,502,238	21,022,961
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	5,960,505	4,967,139
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	5,519,947	10,442,927
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,674,473	1,698,774
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(12,502,238)	(21,022,961)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(5,960,505)	(4,967,139)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(5,519,947)	(10,442,927)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,674,473)	(1,698,774)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(513,633)	(752,418)	(1,113,052)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(37,773)	(54,674)	(51,028)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(21,319)	(91,161)	(58,239)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(84,126)	(108,936)	(104,906)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	513,633	752,418	1,113,052
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	37,773	54,674	51,028
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	21,319	91,161	58,239
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	84,126	108,936	104,906
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	3,676,093	2,335,106
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	308,818	199,284
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,950,674	2,078,462
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(3,676,093)	(2,335,106)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(308,818)	(199,284)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,950,674)	(2,078,462)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(184,412)	(178,419)	(114,897)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(11,610)	(5,135)	(2,951)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(20)	(119)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(134,853)	(219,966)	(220,440)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	184,412	178,419	114,897
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	11,610	5,135	2,951
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		20	119
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	134,853	219,966	220,440
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(12,336,328)	(14,304,405)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(2,993,818)	(2,562,142)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,156,736)	(712,206)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,237,876)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	12,336,328	14,304,405
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	2,993,818	2,562,142
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,156,736	712,206
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,237,876	762,744
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(762,744)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	720,872	584,921	950,844
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	45,554	44,319	34,880
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	139,769	8,081	128,191
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	222,556		1,398,405
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(720,872)	(584,921)	(950,844)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(45,554)	(44,319)	(34,880)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(139,769)	(8,081)	(128,191)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(222,556)	(233,987)	(1,398,405)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		233,987
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(1,311,802)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	5,139,767	2,280,699
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	431,463	166,596
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	438,059	199,577
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	353,778	1,311,802
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(5,139,767)	(2,280,699)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(431,463)	(166,596)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(438,059)	(199,577)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(353,778)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		262,561
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(562,323)	(507,260)	(685,964)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(44,351)	(13,277)	(60,098)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(308,394)	(25,758)	(2,110)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(100,874)	(262,561)	(1,398,549)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	562,323	507,260	685,964
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	44,351	13,277	60,098
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	308,394	25,758	2,110
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	100,874		1,398,549
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(331,193)	(437,882)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(98,929)	(48,309)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(250,779)	(277,277)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	331,193	437,882
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	98,929	48,309
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	250,779	277,277
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	68,817
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		300,366	43,554
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(25,909)	2,415
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			4
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	171,095	163,580	19,559
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0	0
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(241,423)	(300,366)	(43,554)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(68,817)	25,909	(2,415)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(4)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(171,095)	(163,580)	(19,559)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(627,535)	(844,888)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(72,125)	(215,330)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(15,798)	(34,975)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	627,535	844,888
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	72,125	215,330
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	15,798	34,975
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	241,423
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			71,218
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	462,938	544,999
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	46,976	109,098	19,146
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			85,277
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	10,657	20,495	5,686
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(462,938)	(544,999)	(71,218)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(46,976)	(109,098)	(19,146)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(85,277)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	$ (10,657)	$ (20,495)	$ (5,686)